UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2011

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

Gerstein Fisher Multi-Factor Growth Equity Fund
Schedule of Investments
February 28, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.01%
Air Transportation - 0.68%
Pinnacle Airlines Corp. (a)	21,290	$ 128,805
Southwest Airlines Co.	31,239	369,557
		498,362
Ambulatory Health Care Services - 0.24%
Laboratory Corp. of America Holdings (a)	1,965	177,105

Beverage and Tobacco Product Manufacturing - 2.70%
PepsiCo, Inc.	14,318	908,048
Philip Morris International, Inc.	17,084	1,072,534
		1,980,582
Broadcasting (except Internet) - 1.21%
DIRECTTV (a)	14,720	676,679
Discovery Communications, Inc. (a)	4,920	212,101
		888,780
Building Material and Garden Equipment and Supplies Dealers - 2.61%
Home Depot, Inc.	32,250	1,208,407
Lowe's Cos, Inc.	26,740	699,786
		1,908,193
Chemical Manufacturing - 5.51%
Abbott Laboratories	23,160	1,113,995
CF Industries Holdings, Inc.	1,269	179,284
Colgate-Palmolive Co.	6,731	528,518
Eastman Chemical Co.	4,056	378,871
Green Plains Renewable Energy, Inc. (a)	11,324	138,493
Johnson & Johnson	7,724	474,563
Lubrizol Corp.	5,148	560,462
Praxair, Inc.	4,761	473,148
Viropharma, Inc. (a)	10,330	185,217
		4,032,551
Clothing and Clothing Accessories Stores - 0.86%
Ross Stores, Inc.	6,138	442,181
Saks, Inc. (a)	15,250	186,813
		628,994
Computer and Electronic Product Manufacturing - 16.52%
Apple, Inc. (a)	8,346	2,947,891
Broadcom Corp.	12,050	496,701
Cisco Systems, Inc. (a)	21,394	397,073
EMC Corp. (a)	40,020	1,088,944
Harris Corp.	11,499	536,543
Hewlett-Packard Co.	19,854	866,230
Illumina, Inc. (a)	2,190	151,986
InterDigital, Inc.	3,538	168,692
International Business Machines Corp.	13,027	2,108,811
Mettler-Toledo International, Inc. (a)	3,977	681,538
NetApp, Inc. (a)	9,855	509,109
NVIDIA Corp. (a)	16,450	372,757
QUALCOMM, Inc.	18,058	1,075,896
SanDisk Corp. (a)	3,730	185,008
Spansion, Inc. (a)	16,424	346,054
Western Digital Corp. (a)	5,210	159,322
		12,092,555
Couriers and Messengers - 0.50%
United Parcel Service, Inc.	4,986	367,967

Credit Intermediation and Related Activities - 2.79%
American Express Co.	9,620	419,144
Center Financial Corp. (a)	22,480	179,166
Columbia Banking System, Inc.	6,338	125,746
Credit Acceptance Corp. (a)	3,317	234,180
Nara Bancorp, Inc. (a)	13,742	144,016
NewStar Financial, Inc. (a)	18,216	192,907
Visa, Inc.	6,031	440,565
World Acceptance Corp. (a)	5,090	304,433
		2,040,157
Data Processing, Hosting and Related Services - 2.91%
Akamai Technologies, Inc. (a)	3,590	134,733
Automatic Data Processing, Inc.	21,492	1,074,599
DST Systems, Inc.	6,060	309,060
Juniper Networks, Inc. (a)	8,718	383,592
Red Hat, Inc. (a)	5,570	229,930
		2,131,914
Diversified Financials - 0.76%
BlackRock, Inc.	2,723	555,465

Electrical Equipment, Appliance, and Component Manufacturing - 1.51%
Emerson Electric Co.	13,852	826,410
National Presto Industries, Inc.	2,186	276,616
		1,103,026
Fabricated Metal Product Manufacturing - 1.47%
Alliant Techsystems, Inc.	5,391	389,068
Timken Co.	14,120	687,927
		1,076,995
Food and Beverage Stores - 0.49%
Casey's General Stores, Inc.	8,676	356,323

Food Manufacturing - 0.56%
Compass Minerals International, Inc.	2,514	234,984
John B Sanfilippo & Son, Inc. (a)	14,307	172,399
		407,383
Food Services and Drinking Places - 2.72%
Chipotle Mexican Grill, Inc. (a)	1,542	377,790
McDonald's Corp.	12,792	968,099
Yum! Brands, Inc.	12,780	643,217
		1,989,106
Furniture and Related Product Manufacturing - 0.21%
La-Z-Boy, Inc. (a)	15,580	156,423

General Merchandise Stores - 2.27%
Macy's, Inc.	9,290	222,031
Target Corp.	11,880	624,294
Wal-Mart Stores, Inc.	15,720	817,126
		1,663,451
Health and Personal Care Stores - 1.41%
Express Scripts, Inc. (a)	7,916	445,037
McKesson Corp.	2,877	228,089
Medco Health Solutions, Inc. (a)	5,775	355,971
		1,029,097
Insurance Carriers and Related Activities - 1.81%
CNO Financial Group, Inc. (a)	23,395	169,380
FBL Financial Group, Inc.	5,519	172,414
Travelers Companies, Inc.	9,868	591,388
Validus Holdings Ltd. (b)	12,752	394,674
		1,327,856
Leather and Allied Product Manufacturing - 1.15%
Deckers Outdoor Corp. (a)	4,073	359,320
NIKE, Inc.	5,418	482,365
		841,685
Machinery Manufacturing - 5.38%
Alamo Group, Inc.	13,210	384,939
Applied Materials, Inc.	64,440	1,058,749
Caterpillar Inc.	2,312	237,974
Cummins, Inc.	3,468	350,684
Esterline Technologies Corp. (a)	4,092	292,865
Flowserve Corp.	4,266	533,122
Lam Research Corp. (a)	10,861	596,269
Lydall, Inc. (a)	15,150	135,441
Oil States International, Inc. (a)	4,830	351,576
		3,941,619
Management of Companies and Enterprises - 0.20%
American Equity Investment Life Holding Co.	11,220	148,104

Merchant Wholesalers, Durable Goods - 3.50%
Anixter International, Inc.	5,929	424,635
Covidien PLC (b)	19,385	997,359
Henry Schein, Inc. (a)	5,905	407,327
WW Grainger, Inc.	5,500	732,655
		2,561,976
Merchant Wholesalers, Nondurable Goods - 0.38%
Herbalife Ltd (b)	3,567	279,688

Mining (except Oil and Gas) - 1.30%
Cliffs Natural Resources, Inc.	3,532	342,851
Freeport-McMoRan Copper & Gold Inc.	4,260	225,567
Newmont Mining Corp.	4,126	228,044
US Energy Corp. Wyoming (a)	24,380	155,788
		952,250
Miscellaneous Manufacturing - 4.56%
3M Co.	7,915	730,001
Becton Dickinson & Co.	5,279	422,320
Cooper Companies, Inc.	5,060	312,809
CR Bard, Inc.	7,799	762,430
Kinetic Concepts, Inc. (a)	9,690	474,519
NewMarket Corp.	4,985	638,628
		3,340,707
Miscellaneous Store Retailers - 0.40%
Ashland, Inc.	5,145	289,664

Motion Picture and Sound Recording Industries - 0.33%
NetFlix, Inc. (a)	1,184	244,697

Motor Vehicle and Parts Dealers - 1.21%
Advance Auto Parts, Inc.	5,178	324,557
AutoZone, Inc. (a)	2,182	562,847
		887,404
Nonstore Retailers - 0.87%
Amazon.com, Inc. (a)	3,693	639,960

Oil and Gas Extraction - 2.02%
Harvest Natural Resources, Inc. (a)	15,710	234,079
Miller Petroleum, Inc. (a)	20,100	110,349
Occidental Petroleum Corp.	5,060	515,968
Whiting Petroleum Corp. (a)	9,526	622,429
		1,482,825
Other Information Services - 1.69%
Google, Inc. (a)	2,016	1,236,614

Paper Manufacturing - 1.36%
Boise, Inc.	21,088	189,370
Buckeye Technologies, Inc.	11,638	304,916
Clearwater Paper Corp. (a)	6,341	502,841
		997,127
Petroleum and Coal Products Manufacturing - 5.54%
Chevron Corp.	3,008	312,080
ConocoPhillips	13,588	1,058,098
Exxon Mobil Corp.	28,317	2,421,953
Owens Corning (a)	7,503	268,082
		4,060,213
Plastics and Rubber Products Manufacturing - 0.31%
Armstrong World Industries, Inc.	5,472	227,854

Professional, Scientific, and Technical Services - 3.38%
Accenture PLC (b)	13,211	680,103
Celgene Corp. (a)	4,345	230,720
Cognizant Technology Solutions Corp. (a)	6,144	472,289
F5 Networks, Inc. (a)	1,504	177,487
Gerber Scientific, Inc. (a)	21,640	178,530
Mastercard, Inc.	1,215	292,280
priceline.com, Inc. (a)	974	442,079
		2,473,488
Publishing Industries (except Internet) - 3.85%
Adobe Systems, Inc. (a)	16,860	581,670
EW Scripps Co. (a)	15,583	149,129
Microsoft Corp.	9,256	246,024
Oracle Corp.	56,051	1,844,079
		2,820,902
Rail Transportation - 0.28%
Kansas City Southern (a)	3,866	208,145

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.85%
American Capital Ltd. (a)	24,035	224,487
IntercontinentalExchange, Inc. (a)	3,107	398,317
		622,804
Support Activities for Mining - 1.80%
Halliburton Co.	20,320	953,821
Schlumberger Ltd.	3,888	363,217
		1,317,038
Telecommunications - 0.91%
AboveNet, Inc.	7,830	508,089
American Tower Corp. (a)	2,947	159,020
		667,109
Transportation Equipment Manufacturing - 4.54%
Autoliv, Inc.	6,140	459,825
BorgWarner, Inc. (a)	3,887	301,670
Eaton Corp.	5,067	561,322
Ford Motor Co. (a)	29,050	437,203
Honeywell International, Inc.	15,511	898,242
Lockheed Martin Corp.	3,124	247,296
Modine Manufacturing Co. (a)	15,080	223,184
TRW Automotive Holdings Corp. (a)	3,426	194,597
		3,323,339
Utilities - 0.73%
ITC Holdings Corp.	7,784	533,593

Water Transportation - 0.73%
Carnival Corp. (b)	8,129	346,864
Royal Caribbean Cruises Ltd. (a)(b)	4,229	185,188
		532,052
TOTAL COMMON STOCKS (Cost $56,994,093)		71,043,142

REAL ESTATE INVESTMENT TRUSTS - 0.61%
Ashford Hospitality Trust, Inc. (a)	15,810	163,001
CapLease, Inc.	25,126	134,927
Resource Capital Corp.	20,386	151,060
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $348,953)		448,988

EXCHANGE TRADED FUNDS - 1.19%
iShares Russell 1000 Growth Index Fund	11,432	693,465
iShares Russell 2000 Index Fund	2,155	177,292
TOTAL EXCHANGE TRADED FUNDS (Cost $845,977)		870,757

INVESTMENT COMPANIES - 0.68%
MCG Capital Corp.	23,988	175,112
TICC Capital Corp.	25,320	319,539
TOTAL INVESTMENT COMPANIES (Cost $320,450)		494,651

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.85%
Money Market Fund - 0.85%
Wells Fargo Advantage Government Money Market Fund	620,190	620,190
TOTAL SHORT-TERM INVESTMENTS (Cost $620,190)		620,190

Total Investments (Cost $59,129,663) - 100.34%		73,477,728
Liabilities in Excess of Other Assets - (0.34)%		(247,475)
TOTAL NET ASSETS - 100.00%		$ 73,230,253

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign Issued Security

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows*:

Cost of investments	$59,129,663
Gross unrealized appreciation	14,880,823
Gross unrealized depreciation	(532,758)
Net unrealized depreciation	$14,348,065

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$71,043,142	-	-	$71,043,142
Real Estate Investment Trusts	448,988	-	-	448,988
Exchange Traded Funds	870,757	-	-	870,757
Investment Companies	494,651	-	-	494,651
Total Equity	72,857,538	-	-	72,857,538

Short-Term Investments	620,190	-	-	350,581

Total Investments in Securities	$73,477,728	-	-	$73,208,119

There were no transfers into and out of Level 1 and 2 during the period ending February 28, 2011.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Joseph Neuberger
             Joseph Neuberger, President

Date      April 27, 2011

By   /s/ John Buckel
             John Buckel, Treasurer

Date      April 27, 2011